Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
TAXATION
9.	TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Trident Digital Tech Pte. Ltd. and Quality Zone Technologies Pte. Ltd. are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2024	2023	2022
Current income tax expense	$51,430	$-	$4,793
Deferred income tax expense	-	-	-
Total income tax expense	$51,430	$-	$4,793

A reconciliation between the Group’s actual provision for income taxes and the provision at the SG, mainland statutory rate is as follows:

	For the years ended December 31,
	2024	2023	2022
Loss before income taxes	$(8,071,412)	$(4,774,087)	$(1,124,696)
Income tax expenses computed at statutory EIT rate	(1,372,140)	(811,595)	(191,198)
Reconciling items:
Non-deductible expenses	95,988	135,945	309
Under provision in respect of prior years- Deferred tax	(103,083)	-	-
Change in valuation allowance	1,430,665	675,650	201,092
Effect of Singapore tax rebate	-	-	(5,410)
Income tax expenses	$51,430	$-	$4,793
Effective tax rates	-0.6%	0.0%	-0.4%

As of December 31, 2024 and 2023, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	$2,145,813	$912,242
Lease liabilities	168,605	278,670
Deferred revenue	50,590	97,272
Bad debt provision	14,188	1,241
Property and equipment	2,074	-
Other accruals	107,980	-
Deferred tax assets, gross	2,489,250	1,289,425
Valuation allowance	(2,297,022)	(929,574)
Deferred tax assets, net of valuation allowance	192,228	359,851

Deferred tax liabilities:
Right-of-use assets	(168,605)	(278,670)
Contract cost assets	(23,586)	(58,107)
Property and equipment	(37)	(23,074)
Deferred tax liabilities	(192,228)	(359,851)

Net deferred tax assets	$-	$-

The roll forward of valuation allowances of deferred tax assets were as follows:

	As of December 31,
	2024	2023	2022
Balance as of beginning of year	$929,574	$238,081	$30,974
Additions of valuation allowance	1,430,665	675,650	201,092
Foreign currency translation adjustments	(63,217)	15,843	6,015
Balance as of end of year	$2,297,022	$929,574	$238,081

As of December 31, 2024, the Company has net operating loss carried forward of $12,622,429. This net operating loss can be carried forward indefinitely.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur interest and penalties tax for the years ended December 31, 2024, 2023 and 2022. As of December 31, 2024, the tax years ended December 31, 2019 to 2024 for the Group’s Singapore subsidiaries remain open for statutory examination by any applicable tax authorities.